Goodwill and intangible assets (Detail 1)	Dec. 31, 2017	Dec. 31, 2016
Wealth Management
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	1.70%	1.70%
Discount rates 31.12.17	9.00%
Discount rates 31.12.16		9.00%
Wealth Management Americas
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	2.40%	2.40%
Discount rates 31.12.17	9.00%
Discount rates 31.12.16		9.00%
Asset Management
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	2.40%	2.40%
Discount rates 31.12.17	9.00%
Discount rates 31.12.16		9.00%
Investment Bank
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	2.40%	2.40%
Discount rates 31.12.17	11.00%
Discount rates 31.12.16		11.00%
UBS AG | Wealth Management
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	1.70%	1.70%
Discount rates 31.12.17	9.00%
Discount rates 31.12.16		9.00%
UBS AG | Wealth Management Americas
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	2.40%	2.40%
Discount rates 31.12.17	9.00%
Discount rates 31.12.16		9.00%
UBS AG | Asset Management
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	2.40%	2.40%
Discount rates 31.12.17	9.00%
Discount rates 31.12.16		9.00%
UBS AG | Investment Bank
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Growth rates	2.40%	2.40%
Discount rates 31.12.17	11.00%
Discount rates 31.12.16		11.00%